Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 187,646	$ 193,024	$ 196,668
Additions based on tax positions related to the current year	19,530	20,329	22,319
Additions for tax positions of prior years	24,980		12,261
Reduction for tax positions of prior years		(3,805)
Settlements with tax authorities	(37,672)	(3,880)	(9,450)
Lapse of statute of limitations	(25,162)	(18,022)	(28,774)
Unrecognized tax benefits, Ending balance	$ 169,322	$ 187,646	$ 193,024